UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5785

Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2006 (Unaudited)	Colonial Investment Grade Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 142.0%
EDUCATION – 8.5%
Education – 4.9%
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.500% 04/01/24	155,000	163,664
IL Chicago State University
	Series 1998,
	Insured: MBIA
	5.500% 12/01/23	1,085,000	1,269,190
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	500,000	506,170
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	1,575,000	1,830,118
TX Texas Tech University
	Series 1999,
	Insured: AMBAC
	5.000% 02/15/29	2,500,000	2,605,025
Education Total			6,374,167
Prep School – 1.1%
MA Industrial Finance Agency
	Tabor Academy,
	Series 1998,
	5.400% 12/01/28	1,000,000	1,052,630
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,
	5.400% 06/01/17	365,000	375,954
Prep School Total			1,428,584
Student Loan – 2.5%
CT Higher Education Supplemental Loan Authority
	Senior Family Education Loan Program,
	Series A,
	Insured: MBIA
	4.250% 11/15/19	1,700,000	1,701,751
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Student Loan – (continued)
	6.450% 06/01/18	1,500,000	1,527,420
Student Loan Total			3,229,171
EDUCATION TOTAL			11,031,922
HEALTH CARE – 26.0%
Continuing Care Retirement – 8.0%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	350,000	385,140
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.
	5.000% 12/01/16	860,000	888,242
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	250,000	265,877
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	555,650
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	175,000	177,898
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	250,000	253,928
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/24	250,000	266,432
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	500,000	504,855
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	250,000	265,517
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	250,000	267,765
IN Health & Educational Facility Financing Authority Revenue

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Baptist Homes of Indiana Inc.,
	Series 2005,
	5.250% 11/15/35	500,000	507,600
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	5.875% 05/01/21	500,000	516,220
MO Cole County Industrial Development Authority
	Lutheran Senior Services,Heisinger Project,
	Series 2004,
	5.500% 02/01/35	500,000	522,995
NC Medical Care Commission
	United Methodist Retirement Home, Inc.
	Series 2005 C,
	5.250% 10/01/24	250,000	251,800
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	310,000	317,176
	5.875% 01/01/37	100,000	101,894
	Winchester Gardens,
	Series 2004 A:
	5.750% 11/01/24	350,000	376,943
	5.800% 11/01/31	250,000	267,110
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.125% 01/01/25	500,000	515,795
PA Chartiers Valley Industrial & Commercial Development Authority
	Friendship Village/South,
	Series 2003 A,
	5.250% 08/15/13	500,000	510,100
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	250,000	265,217
PA Montgomery County Industrial Development Authority
	Whitemarsh Community,
	Series 2005:
	6.125% 02/01/28	200,000	210,362
	6.250% 02/01/35	300,000	315,996
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	254,538
TN Shelby County Health, Educational & Housing Facilities Board

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	150,000	157,016
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Systems,
	Series 2003 A,
	7.000% 11/15/33	500,000	539,720
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.250% 11/01/26	300,000	304,230
VA Winchester Industrial Development Authority
	Westminster-Canterbury,
	Series 2005 A
	5.300% 01/01/35	250,000	252,008
WI Health & Educational Facilities Authority
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	150,000	152,549
	Three Pillars Senior Living Communities,
	Series 2003,
	5.600% 08/15/23	300,000	311,244
Continuing Care Retirement Total			10,481,817
Health Services – 1.2%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998 B,
	5.375% 01/01/29	250,000	251,878
LA Public Facilities Authority Revenue
	Pennington Medical Foundation Project,
	Series 2006
	5.000% 07/01/21(a)	1,000,000	1,038,410
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	250,000	303,377
Health Services Total			1,593,665
Hospitals – 13.3%
AR Washington County
	Wahsington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	400,000	403,424
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	200,000	210,382

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	1,000,000	1,053,280
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	250,000	242,880
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	500,000	511,575
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	125,000	126,926
	Parkview Medical Center,
	Series 2004,
	5.000% 09/01/25	250,000	254,698
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	250,000	258,315
DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,
	5.000% 06/01/16	500,000	524,720
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Insured: MBIA
	6.250% 10/01/13	720,000	828,698
	Series 1999,
	6.000% 10/01/26	175,000	184,564
FL South Broward Hospital District
	Series 2002,
	5.625% 05/01/32	1,000,000	1,072,060
IL Development Finance Authority
	Adventist Health System,
	Series 1999,
	5.500% 11/15/20	900,000	968,571
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999:
	5.375% 08/15/15	380,000	393,570
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	150,000	159,971
KS University Hospital Authority
	Kansas University Health System,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2002,
	5.625% 09/01/32	500,000	534,335
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	500,000	496,445
MA Health & Educational Facilities Authority
	Milford-Whitinsville Regional Hospital,
	Series 1998 C,
	5.750% 07/15/13	500,000	517,715
	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	1,000,000	1,063,260
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	250,000	258,670
	5.750% 01/01/25	250,000	268,222
MI Hospital Finance Authority
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	400,000	430,880
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.:
	Series 2001 A,
	5.700% 11/01/15	250,000	258,928
	Series 2005,
	5.150% 11/15/20	250,000	258,830
MO Saline County Industrial Development Authority Facility
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	500,000	502,580
MT Facilities Finance Authority
	Montana’s Children’s Home and Hospital,
	Series 2005 B,
	4.750% 01/01/24	250,000	254,688
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	500,000	534,005
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	350,000	377,072
NV Henderson Healthcare Facility

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 1999 A,
	6.750% 07/01/20	60,000	66,410
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded
	5.375% 07/01/26	195,000	199,906
NY Dormitory Authority
	Mount Sinai Hospital New York University Center,
	Series 2000,
	5.500% 07/01/26	200,000	202,990
	Mount Sinai Hospital NYU Medical Center,
	Series 2000,
	5.500% 07/01/26	300,000	304,485
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	100,000	107,207
OH Lakewood Hospital Improvement
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	385,000	413,117
RI State Health & Educational Building
	Hospital Lifespan,
	Series 2002,
	Unrefunded,
	6.375% 08/15/21	65,000	72,076
SC Jobs- Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002 A,
	5.500% 11/15/23	500,000	528,955
SC Lexington County Health Services District Revenue
	Lexington Medical Center Project,
	Series 2003,
	5.500% 11/01/23	500,000	531,445
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	250,000	261,717
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	1,000,000	1,090,130
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	175,000	194,201
	Fort Healthcare, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.375% 05/01/18	385,000	405,463
Hospitals Total			17,327,366
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	455,000	439,576
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.000% 01/01/24	250,000	245,070
Intermediate Care Facilities Total			684,646
Nursing Homes – 3.0%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	485,000	475,300
CO Health Facilities Authority
	Pioneer Health Care, Series 1989,
	10.500% 05/01/19	1,540,000	1,246,738
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	865,000	879,160
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	750,000	781,222
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	540,000	487,312
WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,
	11.000% 11/01/22(b)	966,819	10,877
Nursing Homes Total			3,880,609
HEALTH CARE TOTAL			33,968,103
HOUSING – 12.3%
Assisted Living / Senior – 1.5%
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living / Senior – (continued)	6.125% 01/01/28	500,000	470,330

NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	533,280
OR Clackamas County Hospital Facility Authority Revenue
	Series 2005,
	5.250% 10/01/27	500,000	499,100
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	450,000	431,168
Assisted Living / Senior Total			1,933,878
Multi-Family – 7.5%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	500,000	511,405
FL Broward County Housing Finance Authority
	Chaves Lake Apartment,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	520,085
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	375,000	379,399
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	245,000	247,051
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	2,000,000	2,060,000
	Series 2005 E, AMT,
	5.000% 12/01/28	250,000	252,275
ME Housing Authority
	Series 2005 A-2, AMT,
	4.950% 11/15/27	500,000	504,670
MN Minneapolis Student Housing Revenue
	Riverton Community Housing Project,
	Series 2006 A,
	5.700% 08/01/40(a)	250,000	248,240
MN White Bear Lake
	Birch Lake Townhome Project,
	Series 1989 B, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	(c) 07/15/19	668,000	207,080
	Birch Lake Townhome,
	Series 1989 A, AMT,
	10.250% 07/15/19	775,000	736,250
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	655,000	700,169
NJ Middlesex County Improvement Authority
	Street Student Housing Project,
	Series 2004 A,
	5.000% 08/15/18	300,000	311,739
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	500,000	493,105
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	500,000	515,300
OH Montgomery County
	Series 2005,
	Insured: FHLMC
	4.950% 11/01/35	250,000	253,052
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16	227,741	224,028
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	500,000	508,410
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Guarantor: GNMA
	5.050% 11/20/37	1,040,000	1,056,640
Multi-Family Total			9,728,898
Single-Family – 3.3%
CO Housing Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	85,000	88,103
IL Chicago
	Series 2000 A, AMT,
	Guarantor: FNMA
	7.150% 09/01/31	35,000	35,261
MA Housing Finance Agency

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	Series 2005 118, AMT,
	4.850% 12/01/35	750,000	744,105
	Series 2005 B,
	5.000% 06/01/30	455,000	469,251
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	1,500,000	1,502,010
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,014,110
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	500,000	497,265
Single-Family Total			4,350,105
HOUSING TOTAL			16,012,881
INDUSTRIALS – 3.1%
Food Products – 1.0%
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 C, AMT,
	6.550% 11/01/25	250,000	245,013
NE Washington County WasteWater Facilities Authority
	Cargill, Inc.,
	Series 2002, AMT,
	5.900% 11/01/27	1,000,000	1,091,900
Food Products Total			1,336,913
Forest Products & Paper – 1.1%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	300,894
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	500,000	497,415
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	250,000	258,750
MS Lowndes County
	Disposal & Pollution Control,
	Weyerhaeuser Co.,
	Series 1992 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)

Forest Products & Paper – (continued)
	6.700% 04/01/22	325,000	389,181
	Forest Products & Paper Total		1,446,240
Manufacturing – 0.2%
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	250,000	276,850
Manufacturing Total			276,850
Oil & Gas – 0.8%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	175,000	191,319
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38	250,000	267,797
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	250,000	281,100
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	200,000	219,668
Oil & Gas Total			959,884
INDUSTRIALS TOTAL			4,019,887
OTHER – 13.2%
Other – 0.5%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(c) 06/01/08	700,000	645,134
Other Total			645,134
Pool / Bond Bank – 1.4%
KS Development Finance Authority
	Water Pollution Control,
	5.500% 11/01/17	1,125,000	1,287,113
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
	5.100% 05/15/25	500,000	506,565
	Pool / Bond Bank Total		1,793,678
Refunded / Escrowed(d) – 9.6%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	500,000	554,215
CO Highlands Ranch Metropolitan District No. 2
	Series 1996,
	Escrowed to Maturity
	Insured:FSA
	6.500% 06/15/11	725,000	825,978
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/13	1,740,000	2,027,518
	Series 2002,
	5.750% 12/01/32	150,000	167,783
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	560,660
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	315,000	361,686
MD Health & Higher Educational Facilities Authority
	University of Maryland Medical System,
	Series 2000,
	6.750% 07/01/30	250,000	284,275
MI Garden City School District
	Series 2001,
	Pre-refunded 05/01/11,
	Insured: QSBLF
	5.500% 05/01/16	325,000	352,527
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity:
	5.500% 07/01/21	2,000,000	2,307,160
	5.750% 07/01/14	500,000	570,265
MO Health & Educational Facilities Authority
	Central Institute for the Deaf,
	Series 1999,
	Pre-refunded 01/01/10
	Insured: RAD

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(d) – (continued)
	5.850% 01/01/22	600,000	648,894
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	45,000	46,531
NC Municipal Power Agency
	Catawba No. 1,
	Series 1986,
	Escrowed to Maturity,
	5.000% 01/01/20	1,670,000	1,854,184
NV Henderson Health Care Facilty Revenue
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	55,000	57,374
NV Henderson Healthcare Facility
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	440,000	497,662
NY New York City
	Series 1997 A,
	Pre-refunded 08/01/06,
	7.000% 08/01/07	80,000	82,414
RI State Healh & Educational Building Corp., Revenue
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 05/15/12
	6.375% 08/15/21	435,000	502,294
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	390,000	438,227
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	395,000	443,846
Refunded / Escrowed Total			12,583,493
Tobacco – 1.7%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	750,000	820,725
NY Tsasc, Inc.
	Series 1 2006,
	5.125% 06/01/42	750,000	743,220
SC Tobacco Settlement Financing Corp.,
	Series 2001 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	6.375% 05/15/28	400,000	430,884
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.375% 06/01/32	250,000	268,947
Tobacco Total			2,263,776
OTHER TOTAL			17,286,081
OTHER REVENUE – 2.6%
Hotels – 0.6%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	285,000	293,279
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	500,000	498,695
Hotels Total			791,974
Recreation – 1.2%
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15	105,000	107,538
	8.750% 10/01/19	390,000	399,645
DC District of Columbia
	Smithsonian Institute,
	Series 1997,
	5.000% 02/01/28	1,000,000	1,017,910
Recreation Total			1,525,093
Retail – 0.8%
MN International Falls
	Boise Cascade Corp.,
	Series 1999, AMT,
	6.850% 12/01/29	500,000	534,545
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
	5.000% 09/01/35	500,000	502,895
Retail Total			1,037,440
OTHER REVENUE TOTAL			3,354,507
RESOURCE RECOVERY – 2.9%
Disposal – 1.1%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	500,000	514,370
MI Strategic Fund
	Waste Management, Inc.,
	Series 1995, AMT,
	5.200% 04/01/10	500,000	517,745
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	500,000	486,295
Disposal Total			1,518,410
Resource Recovery – 1.8%
MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,
	5.450% 12/01/12	1,250,000	1,275,050
PA Delaware County Industrial Development Authority
	BFI,
	Series 1997 A,
	6.100% 07/01/13	1,000,000	1,048,300
Resource Recovery Total			2,323,350
RESOURCE RECOVERY TOTAL			3,841,760
TAX-BACKED – 46.0%
Local Appropriated – 5.1%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	500,000	520,990
CA Los Angeles County
	Series 1999 A,
	Insured: AMBAC
	(c) 08/01/21	2,135,000	1,060,198

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
MN Andover Economic Development Authority
	Andover Community Center,
	Series 2004,
	5.000% 02/01/19	600,000	627,522
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	335,000	338,514
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(c) 07/15/18	300,000	178,110
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	500,000	511,580
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	250,000	263,988
SC Lancaster Educational Assistance Program
	Lancaster County School District,
	Series 2004,
	5.000% 12/01/26	550,000	560,984
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	350,000	362,159
SC Newberry Investing in Childrens Education
	Series 2005,
	5.000% 12/01/30	350,000	355,404
TX Houston Independent School District
	Series 1999 A,
	Insured: AMBAC
	(c) 09/15/13	2,500,000	1,843,525
Local Appropriated Total			6,622,974
Local General Obligations – 13.8%
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(c) 08/01/19	1,350,000	751,437
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/22	1,000,000	1,275,500
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	5.900% 08/01/25	2,000,000	2,425,820
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	250,000	309,150
CO Highlands Ranch Met Dist 2 Co.
	Series 1996,
	Insured: FGIC
	6.500% 06/15/11	650,000	740,233
IL Chicago
	Series 1995 A-2,
	Insured: AMBAC
	6.250% 01/01/14	1,480,000	1,715,113
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	1,000,000	1,163,690
IL Hoffman Estates Park District
	Debt Certificates,
	Series 2004,
	5.000% 12/01/16	500,000	527,230
IL St. Clair County
	Public Building Commission
	Series 1997 B,
	Insured: FGIC
	(c) 12/01/13	2,000,000	1,467,880
	Series 1999,
	Insured: FGIC
	(c) 10/01/16	2,000,000	1,283,360
IL Will County School District No. 17
	Series 2001,
	Insured: AMBAC
	8.500% 12/01/15	1,400,000	1,907,864
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,000,000	1,120,470
NY New York City
	Series 2003 J,
	5.500% 06/01/18	500,000	545,825
OH Kenston Local School District
	Series 2003,
	Insured: MBIA
	5.000% 12/01/23	1,000,000	1,061,300
TX Brenham
	Series 2001,
	Insured: FSA
	5.375% 08/15/16	1,040,000	1,126,996

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	500,000	533,145
Local General Obligations Total			17,955,013
Special Non-Property Tax – 6.5%
FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	1,000,000	1,211,570
IL Bolingbrook Sales Tax Revenue
	Series 2005,
	6.250% 01/01/24	250,000	224,747
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	100,000	103,428
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.750% 06/15/29	500,000	533,210
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/15	1,000,000	1,126,840
NY Local Government Assistance Corp.
	Series 1993 E,
	5.000% 04/01/21	3,000,000	3,286,800
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.000% 11/15/26	1,960,000	2,051,944
Special Non-Property Tax Total			8,538,539
Special Property Tax – 4.4%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	300,000	313,377
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	524,740
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	500,000	519,025
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	245,000	259,700

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	330,000	359,677
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	500,000	513,255
	Series 2004 B,
	5.000% 05/01/09	245,000	245,615
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	500,000	501,995
GA Atlanta Tax Allocation
	Series 2005 A, AMT,
	5.625% 01/01/16	400,000	412,352
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	610,000	634,193
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	225,000	236,290
IL Plano Special Service Area No.4 Special Tax
	Series 2005 5-B,
	6.000% 03/01/35	750,000	745,057
MO Riverside
	L-385 Levee Project,
	Series 2004,
	5.250% 05/01/20	500,000	514,260
Special Property Tax Total			5,779,536
State Appropriated – 11.0%
IN Office Building Commission
	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC
	6.250% 07/01/16	2,820,000	3,321,706
KY Property & Buildings Commission
	Series 2001,
	5.500% 11/01/14	455,000	496,746
NY Dormitory Authority
	City University,
	Series 1993 A,
	5.750% 07/01/18	5,000,000	5,702,050

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)

	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,164,010
NY Urban Development Corp.
	5.600% 04/01/15	1,000,000	1,115,480
UT Building Ownership Authority
	Facilities Master Lease,
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	1,750,000	2,009,508
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/18	500,000	560,720
State Appropriated Total			14,370,220
State General Obligations – 5.2%
CA State
	Series 1995,
	5.750% 03/01/19	70,000	70,995
MA State
	Series 1998 C,
	5.250% 08/01/17	1,000,000	1,113,510
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA:
	6.250% 07/01/12	1,000,000	1,147,170
	6.250% 07/01/13	750,000	871,403
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	1,000,000	1,142,510
	Series 2004 A,
	5.000% 07/01/30	300,000	315,099
TX State
	Series 1999,
	5.500% 08/01/35	2,000,000	2,108,820
State General Obligations Total			6,769,507
TAX-BACKED TOTAL			60,035,789
TRANSPORTATION – 10.7%
Air Transportation – 3.1%
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	250,000	262,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
MN Minneapolis & St. Paul Metropolitan Airports Commission	Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25(e)	350,000	236,590
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	500,000	399,720
	Series 2000, AMT,
	7.750% 02/01/28	500,000	504,450
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,
	6.250% 09/15/19	900,000	885,618
NY New York City Industrial Development Agency Special Facility Revenue,
	Terminal One Group-JFK International AIrport,
	Series 2005, AMT,
	5.500% 01/01/21	250,000	269,892
NY Port Authority of New York & New Jersey
	JFK International Air Terminal,
	Series 1997, AMT,
	Insured: MBIA
	6.250% 12/01/08	1,000,000	1,060,280
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	375,000	393,630
Air Transportation Total			4,012,740
Airports – 0.9%
MA Port Authority
	Series 1999, IFRN,
	Insured: FGIC
	8.265% 07/01/29	1,000,000	1,168,640
Airports Total			1,168,640
Toll Facilities – 4.4%
CA Foothill/Eastern Transportation Corridor Agency
	Series 1995 A,
	5.000% 01/01/35(f)	1,000,000	979,000
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(c) 01/15/15	2,000,000	1,397,080
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	500,000	470,830
NH Turnpike Systems

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	Series 1991 C, IFRN,
	Insured: FGIC
	10.290% 11/01/17	1,000,000	1,083,080
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	1,540,000	1,792,375
Toll Facilities Total			5,722,365
Transportation – 2.3%
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/20	1,000,000	1,384,420
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000:
	7.375% 01/01/30	250,000	259,937
	7.375% 01/01/40	250,000	258,713
OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,
	6.450% 12/15/21	1,000,000	1,156,990
Transportation Total			3,060,060
TRANSPORTATION TOTAL			13,963,805
UTILITIES – 16.7%
Independent Power Producers – 1.1%
NY Suffolk County Industrial Development Authority
	Nissequogue Cogenaration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	515,807
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	125,000	131,918
PA Economic Development Financing Authority
	Colver Project,
	Series 2005 G,
	5.125% 12/01/15	425,000	420,210
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
	6.625% 06/01/26	320,000	347,990
	Independent Power Producers Total		1,415,925
Investor Owned – 10.4%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	625,000	681,781
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	500,000	511,645
IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: MBIA
	5.400% 08/01/17	2,500,000	2,783,875
MI Strategic Fund
	Detroit Edison Co.,
	Series 1998 A, AMT,
	Insured: MBIA
	5.550% 09/01/29	3,000,000	3,171,480
MS Business Finance Corp.
	Systems Energy Resources,
	Series 1998,
	5.875% 04/01/22	1,000,000	1,012,000
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	150,000	154,554
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	250,000	250,015
	Series 1997 A, AMT,
	5.900% 11/01/32	250,000	250,025
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	650,000	677,716
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	200,000	214,120
TX Brazos River Authority
	TXU Electric Co.,
	Series 1999, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	7.700% 04/01/33	250,000	292,725
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	100,000	106,166
	Series 2003 C, AMT,
	6.750% 10/01/38	270,000	299,309
TX Matagorda County Navigation District No. 1
	Houston Light & Power Co.,
	Series 1997, AMT,
	Insured: AMBAC
	5.125% 11/01/28	2,000,000	2,164,160
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	500,000	518,230
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	500,000	480,870
Investor Owned Total			13,568,671
Joint Power Authority – 3.7%
MA Municipal Wholesale Electric Co.
	Power Supply System, Project 6-A,
	Series 2001,
	Insured: MBIA
	5.250% 07/01/14	1,000,000	1,086,580
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	285,000	307,521
NC Municipal Power Agency
	Catawba Electric No.1:
	Series 1998 A,
	Insured: MBIA
	5.500% 01/01/15	640,000	714,905
	Series 2003 A,
	Insured: MBIA
	5.250% 01/01/18	2,500,000	2,694,600
Joint Power Authority Total			4,803,606
Water & Sewer – 1.5%
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(g)	135,000	114,727
WA King County
	Series 1999,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	5.250% 01/01/30	1,750,000	1,829,992
UTILITIES TOTAL			21,732,921
	Total Municipal Bonds (cost of $175,226,035)		185,247,656
Municipal Preferred Stocks – 2.0%
HOUSING – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust
	AMT:
	7.600% 11/30/10(h)	500,000	563,720
	6.300% 04/30/19(h)	500,000	558,825
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(h)	500,000	527,025
Munimae TE Bond Subsidiary LLC
	Series C-3, AMT,
	5.500% 11/29/49(h)	1,000,000	1,031,700
Multi-Family Total			2,681,270
HOUSING TOTAL			2,681,270
	Total Municipal Preferred Stocks (cost of $2,500,000)		2,681,270
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	795	795
	Total Investment Company (cost of $796)		795
Short-Term Obligations – 2.1%
VARIABLE RATE DEMAND NOTES (i) – 2.1%
FL Orange County School Board Certificates of Participation
	Series 2002 B,
	Insured: MBIA
	2.800% 08/01/27	400,000	400,000
MN Higher Education Facilities Authority
	St. Olaf College,
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank
	2.770% 10/01/32	100,000	100,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank
	2.820% 11/01/15	300,000	300,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (i) – (continued)
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.800% 06/01/23	100,000	100,000
NE Lancaster County Hospital Authority No. 1 Revenue
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	2.770% 06/01/18	100,000	100,000
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: DEPFA Bank PLC
	2.840% 05/01/22	100,000	100,000
WI Health & Educational Facilities Authority Revnue
	Gundersen Clinc LTD,
	Series 2000 A
	Insured: FSA
	2.750% 12/01/15	300,000	300,000
WY Lincoln County Pollution Control Revenue
	ExxonMobil Corp.,
	Series 1984 B,
	2.900% 11/01/14	200,000	200,000
WY Uinta County Pollution Control Revenue
	Chevron USA, Inc., Project:
	2.800% 08/15/20	1,000,000	1,000,000
	2.970% 08/15/20	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			2,700,000
	Total Short-Term Obligations (cost of $2,700,000)		2,700,000
	Total Investments – 146.1% (cost of $181,426,831)(j)(k)		190,629,721
	Auction Preferred Shares Plus Cumulative Unpaid Distributions- (45.10)%		(60,005,918)
	Other Assets & Liabilities, Net – (0.1)%		(136,890)
	Net Assets – 100.0%		130,486,913

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller..

(a)	Security purchased on a delayed delivery basis.
(b)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2006, the value of this security represents less than 0.1% of net assets.

(c)	Zero coupon bond.
(d)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is being partially accrued.  At February 28, 2006, the value of this security represents 0.2% of net assets.

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At February 28, 2006, the total market value of securities pledged amounted to $979,000.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of this security represents 0.1% of net assets.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $2,681,270, which represents 2.1% of net assets.

(i)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at February 28, 2006.

(j)	Cost for federal income tax purposes is $181,120,238.
(k)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$14,558,525	$(5,049,041)	$9,458,730

At February 28, 2006, the Trust held the following open short futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation (Depreciation)
10-Year U.S Treasury Notes	138	$14,904,000	$14,970,085	Mar-2006	$66,085
U.S Treasury Bonds	79	8,934,406	8,914,400	Jun-2006	(20,007)
					$46,078

At February 28, 2006, the Fund held the following open long swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$8,000,000	$8,000,000	May-2006	$—
			Total unrealized Appreciation (Depreciation)	$—

At February 28, 2006, the Fund held the following open Short swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Contract with J.P. Morgan, Effective: 02/09/06	$8,000,000	$8,096,831	May-2006	$(96,031)
			Total unrealized depreciation	$(96,031)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006